OPERATING SEGMENTS - Revenue and operating loss per segments (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING SEGMENTS
Total revenue	$ 9,916	$ 9,548	$ 19,085	$ 11,117	$ 8,509
Operating income (loss)	(63,866)	(10,049)	(24,272)	(16,348)	(13,934)
Subscriptions
OPERATING SEGMENTS
Total revenue	6,179	5,864	11,674	7,259	5,900
SaaS related professional services
OPERATING SEGMENTS
Total revenue	272	615	754	574	521
Transactional Platforms fees
OPERATING SEGMENTS
Total revenue	3,465	3,069	6,657	3,284	2,088
Solutions
OPERATING SEGMENTS
Total revenue	6,451	6,479	12,428	7,833	6,421
Operating income (loss)	1,324	871	2,261	(667)	(451)
Solutions | Subscriptions
OPERATING SEGMENTS
Total revenue	6,179	5,864	11,674	7,259	5,900
Solutions | SaaS related professional services
OPERATING SEGMENTS
Total revenue	272	615	754	574	521
Platform
OPERATING SEGMENTS
Total revenue	3,465	3,069	6,657	3,284	2,088
Operating income (loss)	(5,936)	(4,927)	(10,250)	(10,231)	(8,784)
Platform | Transactional Platforms fees
OPERATING SEGMENTS
Total revenue	3,465	3,069	6,657	3,284	2,088
Operating segments
OPERATING SEGMENTS
Total revenue	9,916	9,548		11,117	8,509
Operating segments | Solutions
OPERATING SEGMENTS
Total revenue	6,451	6,479	12,428	7,833	6,421
Operating segments | Platform
OPERATING SEGMENTS
Total revenue	3,465	3,069	6,657	3,284	2,088
Unallocated
OPERATING SEGMENTS
Operating income (loss)	$ (59,254)	$ (5,993)	$ (16,283)	$ (5,450)	$ (4,699)